Non-cash items (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Non-cash Items
Depreciation	$ 81	$ 56
Gain on derivative warrant liabilities	(208)	(236)
Change in fair value of convertible debentures		668
Share based payments	980
Accretion on asset retirement obligation	34	34
Foreign exchange		13
Forgiveness of interest		(34)
Total Non-cash items	$ 887	$ 501